REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2023
Regulatory Framework
Schedule of generating units in operation

In operation as of 12.31.2023:

Generator	Generating unit	Tecnology	Power	Applicable regime (1)
CTG	GUEMTG01	TG	100 MW	Energy Plus Res. No. 1,281/06
CTG	GUEMTV11	TV	≤100 MW	Resolution No. 869/23
CTG	GUEMTV12	TV	≤100 MW	Resolution No. 869/23
CTG	GUEMTV13	TV	>100 MW	Resolution No. 869/23
Piquirenda	PIQIDI 01-10	MCI	30 MW	Resolution No. 869/23
CPB	BBLATV29	TV	>100 MW	Resolution No. 869/23
CPB	BBLATV30	TV	>100 MW	Resolution No. 869/23
CTIW	BBLMD01-06	MCI	100 MW	Resolution No. 21/16
CTLL	LDLATG01/TG02/TG03/TV01	CC	>150 MW	Resolution No. 59/23
CTLL	LDLATG04	TG	105 MW	Resolution No 220/07 (75%)
CTLL	LDLATG05	TG	105 MW	Resolution No. 21/16
CTLL	LDLMDI01	MCI	15 MW	Resolution No. 869/23
CTGEBA	GEBATG01/TG02/TV01	CC	>150 MW	Resolution No. 59/23
CTGEBA	GEBATG03	TG	169 MW	Energy Plus Res. No. 1,281/06
CTGEBA	GEBATG03/TG04/TV02	CC	400 MW	Resolution No. 287/17
Ecoenergía	CERITV01	TV	14 MW	Energy Plus Res. N° 1,281/06
CTPP	PILBD01-06	MCI	100 MW	Resolution No. 21/16
CTEB	EBARTG01 - TG02	TG	>50 MW	Resolution N° 59/23
CTEB	EBARTV01	TV	279 MW	Resolution No. 220/07
HIDISA	AGUA DEL TORO	HI	HI – Media 120<P≤300	Resolution No. 869/23
HIDISA	EL TIGRE	HR	Renewable ≤ 50	Resolution No. 869/23
HIDISA	LOS REYUNOS	HB	HB – Media 120<P≤300	Resolution No. 869/23
HINISA	NIHUIL I - II - III	HI	HI – Small 50<P≤120	Resolution No. 869/23
HPPL	PPLEHI	HI	HI – Media 120<P≤300	Resolution No. 869/23
PEPE II	PAMEEO	Wind	53 MW	MATER Res. No. 281/17
PEPE III	BAHIEO	Wind	53 MW	MATER Res. No. 281/17
PEPE IV	Ampliación BAHIEO	Wind	81 MW	MATER Res. No. 281/17
PE Arauco	AR21EO	Wind	99,75 MW	Renovar

(1) Surplus power capacity and energy are remunerated in the spot market.

Schedule of generating units in construction

In construction:

Generator	Tecnology	Capacity	Applicable regime
PEPE VI	Wind	140 MW	MATER Res. No. 281/17

Schedule of minimum remuneration to thermal generators

Technology / Scale	SE No. 440/21 ($ / MW-month)	SE No. 826/22 ($ / MW-month)	SE No. 869/23 ($ / MW-month)
Large CC Capacity > 150 MW	129,839	245,084	617,377
Large TV Capacity > 100 MW	185,180	349,546	880,520
Small TV Capacity ≤ 100 MW	221,364	417,847	1,052,573
Large GT Capacity > 50 MW	151,124	285,262	718,586

Schedule of remuneration for thermal generators with guaranteed power capacity

Period	SE No. 440/21 ($ / MW-month)	SE No. 826/22 ($ / MW-month)	SE No. 869/23 ($ / MW-month)
Summer – Winter	464,400	876,601	2,208,195
Fall - Spring	348,300	657,451	1,656,146

Schedule of hydroelectric generators by technology and scales values

Technology / Scale	SE No. 440/21 ($ / MW-month)	SE No. 826/22 ($ / MW-month)	SE No. 869/23 ($ / MW-mes)
Medium HI Capacity > 120 ≤ 300 MW	170,280	321,421	809,672
Small HI Capacity > 50 ≤ 120 MW	234,135	441,953	1,113,298
Medium Pumped HI Capacity > 120 ≤ 300 MW	170,280	321,421	809,672
Renewable HI Capacity ≤ 50 MW	383,130	723,196	1,821,760

Schedule of generated and operated energy thermal units remuneration

Remuneration	SE No. 440/21 ($ / MWh)	SE No. 826/22 ($ / MWh)	SE No. 869/23 ($ / MWh)
Generated energy	Between 310 and 542	Between 585 and 1,023	Between 1,473 and 2,578
Operated energy	108	204	513

Schedule of generated and operated energy hydroelectric units remuneration

Remuneration	SE No. 440/21 ($ / MWh)	SE No. 826/22 ($ / MWh)	SE No. 869/23 ($ / MWh)
Generated energy	271	512	1.288
Operated energy	108	204	513

Schedule of unconventional sources remuneration

Remuneration	SE No. 440/21 ($ / MWh)	SE No. 826/22 ($ / MWh)	SE No. 869/23 ($ / MWh)
Generated energy	2,167	3,719	10,304

Schedule of additional remuneration to thermal generators

Period	SE No. 440/21		SE No. 238/22
	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer – Winter	58,050	29,025	83,012	41,506
Fall - Spring	9,675	-	13,835	-

Hidroelectric units > 50 MW and ≤ 300 MW:

Period	SE No. 440/21		SE No. 238/22
	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer – Winter	50,310	25,155	71,943	35,972
Fall - Spring	8,385	-	11,991	-

Hidroelectric units ≤ 50 MW:

Period	SE No. 440/21		SE No. 238/22
	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer – Winter	54,180	27,090	77,478	38,739
Fall – Spring	9,030	-	12,913	-